EXHIBIT 99.1

Morgan Stanley Capital I Trust 2020-CNP
Commercial Mortgage Pass Through Certificates, Series 2020-CNP

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

29 April 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	Morgan Stanley Capital I Trust 2020-CNP (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-CNP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to the Specified Parties in evaluating certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Morgan Stanley Capital I Inc. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 April 2020

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes (collectively, the “Trust Notes”) evidencing a portion of a ten-year fixed-rate loan (the “Mortgage Loan”),
b.	The Mortgage Loan is part of a split loan structure comprised of the Mortgage Loan and certain other promissory notes (collectively, the “Companion Loans,” together with the Mortgage Loan, the “Whole Loan”), which will not be assets of the Issuing Entity and
c.	The Whole Loan is secured primarily by a first mortgage lien on the borrower’s fee simple interest in an office property located in Los Angeles, California (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Whole Loan, Mortgage Loan, Companion Loans and Property as of 1 May 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Whole Loan, Mortgage Loan, Companion Loans and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 4

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Whole Loan (the “Original Amortization Term”),
c.	Use the “Whole Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan as of the Reference Date (the “Whole Loan Cut-off Date Balance”) and
ii.	The principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “Whole Loan Balloon Balance”),
d.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the related Whole Loan (the “Mortgage Loan Balloon Balance”) and
e.	Use the “Companion Loan Original Balance,” as shown on the Final Data File, as:
i.	The aggregate principal balance of the Companion Loans as of the Reference Date (the “Companion Loan Cut-off Date Balance”) and
ii.	The aggregate principal balance of the Companion Loans as of the “Maturity Date” of the related Whole Loan (the “Companion Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Whole Loan Original Balance,
b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Monthly IO Payment and
ii.	Whole Loan Annual IO Debt Service

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly IO Payment” of the Whole Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual IO Debt Service” of the Whole Loan as 12 times the “Whole Loan Monthly IO Payment,” as shown on the Final Data File.

9.	Using the:
a.	Mortgage Loan Original Balance,
b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment and
ii.	Mortgage Loan Annual IO Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as 12 times the “Mortgage Loan Monthly IO Payment,” as shown on the Final Data File.

Attachment A Page 4 of 4

10.	Using the:
a.	Whole Loan Annual IO Debt Service,
b.	Whole Loan Cut-off Date Balance,
c.	Whole Loan Balloon Balance,
d.	Underwritten NOI,
e.	Underwritten NCF,
f.	Appraisal Value and
g.	Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten IO NOI DSCR,
ii.	Underwritten IO NCF DSCR,
iii.	Cut-off Date LTV,
iv.	Maturity Date LTV,
v.	Underwritten NOI Debt Yield,
vi.	Underwritten NCF Debt Yield and
vii.	Whole Loan Per SF

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

11.	Using the:
a.	Major Tenant 1 UW Base Rent,
b.	Major Tenant 2 UW Base Rent,
c.	Major Tenant 3 UW Base Rent,
d.	Major Tenant 4 UW Base Rent,
e.	Major Tenant 5 UW Base Rent and
f.	Underwritten Base Rent,

as shown on the Final Data File, we calculated the:

i.       Major Tenant 1 % UW Base Rent,

ii.      Major Tenant 2 % UW Base Rent,

iii.     Major Tenant 3 % UW Base Rent,

iv.     Major Tenant 4 % UW Base Rent and

v.      Major Tenant 5 % UW Base Rent

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	25 March 2020

Promissory Notes	25 March 2020

Closing Statement	25 March 2020

Cash Management Agreement	25 March 2020

Deposit Account Control Agreement	25 March 2020

Non-Consolidation Opinion	25 March 2020

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	18 March 2020

Engineering Report	17 March 2020

Phase I Environmental Report	17 March 2020

Seismic Report	17 March 2020

Underwriter’s Summary Report	6 April 2020

Underwritten Rent Roll	6 April 2020

Title Policy	Not Dated

Lease Agreements	Various

Lease Abstracts	Various

Insurance Review Report	24 March 2020

Exhibit 2 to Attachment A Page 1 of 4

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Engineering Report
Property SF	Underwriter’s Summary Report
Total Property Occupancy Rate	Underwriter’s Summary Report
Occupancy As of Date	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value (see Note 2)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
Seismic PML	Seismic Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 1 UW Base Rent	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 2 UW Base Rent	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 3 UW Base Rent	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 4

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Major Tenant 4 UW Base Rent	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll
Major Tenant 5 UW Base Rent	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Base Rent	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Closing Statement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Initial	Closing Statement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Closing Statement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Rollover Escrow – Initial	Closing Statement
Rollover Escrow – Ongoing	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Closing Statement
Immediate Repairs Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 4

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrow 1 Initial	Closing Statement
Other Escrow 1 Ongoing	Mortgage Loan Agreement
Other Escrow 2 Description	Mortgage Loan Agreement
Other Escrow 2 Initial	Closing Statement
Other Escrow 2 Ongoing	Mortgage Loan Agreement

Whole Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Whole Loan Original Balance	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Interest Rate	Mortgage Loan Agreement
Grace Period (Late Fee)	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Open Period Begin Date (see Note 5)	Mortgage Loan Agreement
Prepay Description (see Note 6)	Mortgage Loan Agreement
Lockbox (see Note 7)	Mortgage Loan Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement
Sponsor	Mortgage Loan Agreement
Title Type	Title Policy
Loan Purpose	Closing Statement
Additional Financing	Mortgage Loan Agreement
In Place / Future	Mortgage Loan Agreement
Additional Financing Type	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 4

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Value” and “Appraisal Date” characteristics, the Depositor instructed us to use the appraisal value and appraisal value date associated with the “Market Value As-Is” appraisal valuation type, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first payment date which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Prepay Description” characteristic, the Depositor instructed us to assume that the entire Whole Loan has been securitized.

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Unique ID
Loan / Property Name
Carve-Out Guarantor(s)
Ground Lease Expiration Date
Ground Lessor
Environmental Phase II Report Date
Total Debt Original Balance
Total Debt Cut-off Date Balance
Monthly P&I Payment
Annual P&I Debt Service
Underwritten P&I NOI DSCR
Underwritten P&I NCF DSCR
Mortgage Loan Original Balance
Companion Loan Original Balance
Administrative Fee Rate
Additional Financing Original Balance
Additional Financing Cut-off Date Balance
Additional Financing Cumulative Loan Per Room
Additional Financing Cumulative LTV
Additional Financing Lender
Additional Financing Interest Rate
Additional Financing Interest Accrual Method
Additional Financing Amortization Type
Additional Financing Origination Date
Additional Financing Monthly IO Payment
Additional Financing Annual IO Payment
Additional Financing Monthly P&I Payment
Additional Financing Annual P&I Payment
Additional Financing Cumulative IO DSCR on NCF
Additional Financing Cumulative P&I DSCR on NCF
Additional Financing Cumulative Debt Yield on NOI
Additional Financing Cumulative Debt Yield on NCF

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.